Condensed consolidating financial information - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reynolds American Inc.
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Unsecured notes	$ 11,000	$ 12,200
Bonds Issued, registered portion	$ 17,200
Bonds Issued, registered portion percentage	99.70%
Bonds issued	$ 17,250
Lorillard Inc
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Unsecured notes	$ 231